Accounting Policies - Disclosure of Impact (Net of Tax) of Transition to IFRS 9 on Reserves and Retained Earnings (Detail) € in Millions	Jan. 01, 2018 EUR (€)
Liability credit reserve
Closing balance under IAS 39 (31 December 2017)	€ 0
Reclassification of credit risk for financial liabilities designated as at FVTPL	(190)
Opening balance under IFRS 9 (1 January 2018)	(190)
Fair value reserve
Closing balance under IAS 39 (31 December 2017)	3,650
Reclassification of investment securities (debt) from available-for-sale to amortised cost	(568)
Reclassification of investment securities (equity) from available-for-sale to FVTPL	(42)
Reclassification of loans and advances to debt instruments at FVOCI	175
Opening balance under IFRS 9 (1 January 2018)	3,215
Shares of associates, joint ventures and other reserves
Closing balance under IAS 39 (31 December 2017)	2,527
Impact of application of IFRS 9	(28)
Opening balance under IFRS 9 (1 January 2018)	2,499
Retained earnings
Closing balance under IAS 39 (31 December 2017)	27,022
Reclassifications under IFRS 91	182
Recognition of expected credit losses under IFRS 9 (including lease receivables, loan commitments and financial guarantee contracts)	(572)
Opening balance under IFRS 9 (1 January 2018)	€ 26,632